Schedule of Investments (unaudited) December 31, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Telstra Corp. Ltd.	1,168,646	$2,908,110

Belgium — 0.2%
Proximus SADP	16,683	477,904

Canada — 2.8%
BCE Inc.	86,113	3,995,032
Rogers Communications Inc., Class B, NVS	33,125	1,647,118
Shaw Communications Inc., Class B, NVS	44,889	912,146
TELUS Corp.	59,980	2,325,656

		8,879,952

China — 6.3%
China Mobile Ltd.	528,500	4,442,715
Tencent Holdings Ltd.	319,200	15,386,884

		19,829,599

Finland — 0.3%
Elisa OYJ	16,210	896,139

France — 2.3%
Orange SA(a)	186,207	2,742,307
Publicis Groupe SA	21,624	979,655
SES SA	35,787	502,136
Ubisoft Entertainment SA(a)	7,696	531,975
Vivendi SA	80,032	2,319,562

		7,075,635

Germany — 1.7%
Deutsche Telekom AG, Registered	309,227	5,057,351
United Internet AG, Registered(b)	13,282	436,537

		5,493,888

Italy — 0.2%
Telecom Italia SpA/Milano(a)	894,824	558,870

Japan — 8.3%
Dentsu Inc.	24,300	844,099
KDDI Corp.	153,300	4,588,773
Nintendo Co. Ltd.	11,500	4,652,910
Nippon Telegraph & Telephone Corp.	233,800	5,931,324
NTT DOCOMO Inc.	116,800	3,265,134
SoftBank Group Corp.	156,800	6,862,119

		26,144,359

Mexico — 0.8%
America Movil SAB de CV, Series L, NVS	2,325,407	1,859,439
Grupo Televisa SAB, CPO	244,288	573,981

		2,433,420

Netherlands — 0.3%
Koninklijke KPN NV	336,150	992,750

Norway — 0.4%
Telenor ASA	63,660	1,140,654

Singapore — 0.7%
Singapore Telecommunications Ltd.	819,450	2,053,729

Spain — 1.4%
Cellnex Telecom SA(c)	28,208	1,214,927
Telefonica SA	437,586	3,058,641

		4,273,568

Sweden — 0.6%
Tele2 AB, Class B	54,657	793,196

Security	Shares	Value

Sweden (continued)
Telia Co. AB	251,748	$1,082,449

		1,875,645

Switzerland — 0.4%
Swisscom AG, Registered	2,615	1,384,261

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd., ADR(d)	35,508	1,310,245

United Kingdom — 3.7%
BT Group PLC	861,593	2,196,502
Informa PLC	125,435	1,424,078
ITV PLC	364,173	728,482
Pearson PLC	71,912	606,841
Vodafone Group PLC	2,534,279	4,927,156
WPP PLC	119,199	1,684,099

		11,567,158

United States — 68.0%
Activision Blizzard Inc.	73,893	4,390,722
Alphabet Inc., Class A(a)	23,841	31,932,397
Alphabet Inc., Class C, NVS(a)	23,782	31,797,009
AT&T Inc.	577,521	22,569,521
CenturyLink Inc.	91,108	1,203,537
Charter Communications Inc., Class A(a)	14,884	7,219,931
Comcast Corp., Class A	327,140	14,711,486
Discovery Inc., Class A(a)(d)	15,489	507,110
Discovery Inc., Class C, NVS(a)	30,472	929,091
DISH Network Corp., Class A(a)	23,606	837,305
Electronic Arts Inc.(a)	28,445	3,058,122
Facebook Inc., Class A(a)	191,383	39,281,361
Fox Corp., Class A, NVS	32,424	1,201,958
Fox Corp., Class B(a)	15,727	572,463
Interpublic Group of Companies Inc. (The)	36,370	840,147
Live Nation Entertainment Inc.(a)	14,290	1,021,306
Netflix Inc.(a)	41,602	13,461,159
News Corp., Class A, NVS	34,291	484,875
News Corp., Class B	10,508	152,471
Omnicom Group Inc.	20,710	1,677,924
Take-Two Interactive Software Inc.(a)	10,744	1,315,388
T-Mobile U.S. Inc.(a)	29,385	2,304,372
Twitter Inc.(a)	77,237	2,475,446
Verizon Communications Inc.	224,476	13,782,826
ViacomCBS Inc., Class B, NVS	49,767	2,088,721
Walt Disney Co. (The)	93,755	13,559,785

		213,376,433

Total Common Stocks — 99.7% (Cost: $301,937,812)		312,672,319

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	742,567	454,942

Total Preferred Stocks — 0.1% (Cost: $649,647)		454,942

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(e)(f)(g)	828,649	828,980

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	122,335	$122,335

		951,315

Total Short-Term Investments — 0.3% (Cost: $951,315)		951,315

Total Investments in Securities — 100.1% (Cost: $303,538,774)		314,078,576

Other Assets, Less Liabilities — (0.1)%		(314,847)

Net Assets — 100.0%		$313,763,729

(a)	Non-income producing security.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	942,123	(113,474)	828,649	$828,980	$4,315	(a)	$(61)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	206,818	(84,483)	122,335	122,335	4,320		—	—

				$951,315	$8,635		$(61)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$312,672,319	$—	$—	$312,672,319
Preferred Stocks	454,942	—	—	454,942
Money Market Funds	951,315	—	—	951,315

	$314,078,576	$—	$—	$314,078,576

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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